CASH DIVIDEND (Details) ¥ in Millions		3 Months Ended
	Mar. 18, 2026 CNY (¥) $ / shares	Sep. 30, 2025 CNY (¥) $ / shares	Mar. 31, 2025 CNY (¥) $ / shares	Sep. 30, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) $ / shares
2023 Q4 dividends
CASH DIVIDEND
Declaration date					Nov. 29, 2023
Cash dividends declared (in $ per share)					$ 0.093
Record date					Jan. 10, 2024
Dividends payable | ¥					$ 2,091
2024 Q3 dividends
CASH DIVIDEND
Declaration date				Jul. 23, 2024
Cash dividends declared (in $ per share)				$ 0.063
Record date				Aug. 14, 2024
Dividends payable | ¥				$ 1,389
2025 Q1 dividends
CASH DIVIDEND
Declaration date			Mar. 20, 2025
Cash dividends declared (in $ per share)			$ 0.097
Record date			Apr. 09, 2025
Dividends payable | ¥			$ 2,136
O2025 Q3 dividends
CASH DIVIDEND
Declaration date		Aug. 20, 2025
Cash dividends declared (in $ per share)		$ 0.081
Record date		Sep. 09, 2025
Dividends payable | ¥		$ 1,771
O2026 Q1 Dividends | Subsequent Event
CASH DIVIDEND
Declaration date	Mar. 18, 2026
Cash dividends declared (in $ per share)	$ 0.13
Record date	May 04, 2026
Dividends payable | ¥	$ 400
ADS | 2023 Q4 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)					$ 0.93
ADS | 2024 Q3 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)				$ 0.63
ADS | 2025 Q1 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)			$ 0.97
ADS | O2025 Q3 dividends
CASH DIVIDEND
Cash dividends declared (in $ per share)		$ 0.81
ADS | O2026 Q1 Dividends | Subsequent Event
CASH DIVIDEND
Cash dividends declared (in $ per share)	$ 1.3